Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Summary of Property, Plant and Equipment
Details of the Company's property, plant and equipment at December 31 are as follows:

	2013	2012
Land	$81,905	$78,520
Timber resources	40,260	39,787
Buildings	467,386	467,888
Machinery and equipment	2,725,435	2,567,403
Construction in progress	90,770	142,689
	3,405,756	3,296,287
Accumulated depreciation and depletion	(2,383,836)	(2,261,381)
Property, plant and equipment, net	$1,021,920	$1,034,906